Note 15 - Income Tax - Effective Income Tax Rate Reconciliation (Details)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Combined statutory rate	35.00%	26.50%	26.50%
Nondeductible expenses		2.10%	2.40%
Tax effect of flow through entities		(1.10%)	(1.10%)
Impact of changes in foreign exchange rates		0.50%
Adjustments to tax liabilities for prior periods		0.90%	(0.40%)
Effects of changes in enacted US federal tax rate		8.60%
Changes in liability for unrecognized tax benefits		(0.40%)	(0.60%)
Stock-based compensation		0.60%	0.50%
Foreign, state, and provincial tax rate differential		2.50%	4.40%
Other taxes		0.70%	1.40%
Change in valuation allowance		(0.90%)	0.30%
Outside basis difference in investments		1.00%	0.50%
Other		(0.30%)	0.40%
Effective income tax rate		40.70%	34.30%